Derivative Financial Liability (Tables)	6 Months Ended
Jun. 30, 2022
Derivative Financial Liability Abstract
Schedule of warrants
	30 June 2022	31 December 2021
	USD ’000	USD ’000

Fair value of Warrants at the beginning of the period / year	12,938	13,628
Change in fair value for the period / year	(3,619)	(690)
Fair value of Warrants at the end of the period / year	9,319	12,938